Pay vs Performance Disclosure	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2022	May 24, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Northwest Bancshares, Inc. performance for the fiscal years listed below. You should refer to our CD&A for a complete description of how executive compensation relates to Northwest Bancshares, Inc. performance and how the Compensation Committee makes its decisions.

	Principal Executive Officer (“PEO”)(1)				Non-PEO NEOs (2)		Value of initial fixed $100 investment based on:
	Summary compensation on table total		Compensation actually paid (3)		Average summary compensation on table total ($)	Average compensation actually paid ($)	Total shareholder return ($)	Peer group total shareholder return ($)(5)	Company metrics
Year	1st PEO ($)	2nd PEO ($)(4)	1st PEO ($)	2nd PEO ($)					Net income (in thousands)($)	Return on average assets (“ROAA”)
2023	—	1,932,963	—	1,897,705	1,094,014	1,029,588	96.63	114.99	134,957	0.95%
2022	802,002	1,190,891	580,603	1,255,743	862,057	933,361	101.06	107.54	133,666	0.94%
2021	1,688,530	—	1,758,462	—	730,276	793,259	96.62	128.28	154,323	1.08%
2020	1,558,296	—	1,498,796	—	730,029	624,237	82.01	90.81	74,854	0.58%

(1)
Mr. Seiffert served as Chairman, President and CEO during the years presented until his death on May 24, 2022. At this time, Mr. Harvey was appointed interim President and CEO. On August 17, 2022, Mr. Torchio was appointed President and CEO. Given these events, the Company has disclosed Mr. Seiffert’s total compensation and compensation actually paid for the time he served as CEO in 2022, and the full year for 2021 as “1st PEO” and has disclosed Mr. Torchio’s total compensation and compensation actually paid as the “2nd PEO” for 2023 and 2022. Mr. Torchio is then included in the non-PEO
NEOs disclosure for 2021. Mr. Harvey’s total compensation and compensation actually paid is included in the non-PEO
NEO disclosures for all years presented.

(2)
Non-PEO
NEOs average calculation includes Messrs. Harvey, Betchkal, Golding and Watson for 2023; Messrs. Harvey, Golding, Reitzes and Watson for 2022; and Messrs. Harvey, Torchio, Golding and Reitzes for 2021.

(3)	The following table provides a reconciliation between the summary com p ensation on table total and the compensation actually paid:

	1st PEO				2nd PEO				Non-PEO NEOs
Adjustments from Summary Compensation Table total	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	—	(137,564)	(145,802)	$(107,523)	(13,422)	—	—	$(61,817)	(5,165)	(37,407)	(112,070)
Increase for service cost of pension plans	—	—	125,912	123,751	107,191	34,469	—	—	35,572	34,476	49,157	50,293
Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—	—	—	—
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	(460,279)	(196,620)	(112,358)	(511,417)	(151,159)	—	—	(290,466)	(163,187)	(109,081)	(63,358)
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	—	165,456	142,627	521,964	176,755	—	—	292,849	187,724	92,029	80,413
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	47,665	(76,589)	(34,149)	13,591	—	—	(29,268)	13,133	30,379	(58,861)
Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	273,656	36,252	16,390	—	—	—	—	—	—	19,836	9,251
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—	(46,666)	7,331	(23,366)	(19,238)	(6,270)	—	—	(18,337)	(7,086)	4,978	(22,080)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	—	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	11,890	21,500	15,847	7,914	10,888	—	—	7,041	11,409	13,092	10,620

Total adjustments	$—	(221,399)	69,932	(59,500)	$(35,258)	64,852	—	—	$(64,426)	71,304	62,983	(105,792)

(4)	Mr. Torchio was appointed as the CEO during 2022. The disclosure for 2022 includes salary of $270,769 for his service as the CEO and $258,779 for his service prior to becoming the CEO.
(5)	Peer group total shareholder return reflects the value of $100 investment in the NASDAQ Bank Index.

Company Selected Measure Name			ROAA
Named Executive Officers, Footnote
Non-PEO
			NEOs average calculation includes Messrs. Harvey, Betchkal, Golding and Watson for 2023; Messrs. Harvey, Golding, Reitzes and Watson for 2022; and Messrs. Harvey, Torchio, Golding and Reitzes for 2021.
Peer Group Issuers, Footnote			Peer group total shareholder return reflects the value of $100 investment in the NASDAQ Bank Index.
Adjustment To PEO Compensation, Footnote
(3)	The following table provides a reconciliation between the summary com p ensation on table total and the compensation actually paid:

	1st PEO				2nd PEO				Non-PEO NEOs
Adjustments from Summary Compensation Table total	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	—	(137,564)	(145,802)	$(107,523)	(13,422)	—	—	$(61,817)	(5,165)	(37,407)	(112,070)
Increase for service cost of pension plans	—	—	125,912	123,751	107,191	34,469	—	—	35,572	34,476	49,157	50,293
Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—	—	—	—
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	(460,279)	(196,620)	(112,358)	(511,417)	(151,159)	—	—	(290,466)	(163,187)	(109,081)	(63,358)
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	—	165,456	142,627	521,964	176,755	—	—	292,849	187,724	92,029	80,413
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	47,665	(76,589)	(34,149)	13,591	—	—	(29,268)	13,133	30,379	(58,861)
Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	273,656	36,252	16,390	—	—	—	—	—	—	19,836	9,251
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—	(46,666)	7,331	(23,366)	(19,238)	(6,270)	—	—	(18,337)	(7,086)	4,978	(22,080)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	—	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	11,890	21,500	15,847	7,914	10,888	—	—	7,041	11,409	13,092	10,620

Total adjustments	$—	(221,399)	69,932	(59,500)	$(35,258)	64,852	—	—	$(64,426)	71,304	62,983	(105,792)

Non-PEO NEO Average Total Compensation Amount			$ 1,094,014	$ 862,057	$ 730,276	$ 730,029
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,029,588	933,361	793,259	624,237
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table provides a reconciliation between the summary com p ensation on table total and the compensation actually paid:

	1st PEO				2nd PEO				Non-PEO NEOs
Adjustments from Summary Compensation Table total	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021	2020
Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	$—	—	(137,564)	(145,802)	$(107,523)	(13,422)	—	—	$(61,817)	(5,165)	(37,407)	(112,070)
Increase for service cost of pension plans	—	—	125,912	123,751	107,191	34,469	—	—	35,572	34,476	49,157	50,293
Increase/deduction for prior service cost of pension plans	—	—	—	—	—	—	—	—	—	—	—	—
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	—	(460,279)	(196,620)	(112,358)	(511,417)	(151,159)	—	—	(290,466)	(163,187)	(109,081)	(63,358)
Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	—	—	165,456	142,627	521,964	176,755	—	—	292,849	187,724	92,029	80,413
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	—	—	47,665	(76,589)	(34,149)	13,591	—	—	(29,268)	13,133	30,379	(58,861)
Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	273,656	36,252	16,390	—	—	—	—	—	—	19,836	9,251
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	—	(46,666)	7,331	(23,366)	(19,238)	(6,270)	—	—	(18,337)	(7,086)	4,978	(22,080)
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—	—	—	—	—	—	—	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	11,890	21,500	15,847	7,914	10,888	—	—	7,041	11,409	13,092	10,620

Total adjustments	$—	(221,399)	69,932	(59,500)	$(35,258)	64,852	—	—	$(64,426)	71,304	62,983	(105,792)

Compensation Actually Paid vs. Total Shareholder Return			CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income			CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure			CAP and Company ROAA
Total Shareholder Return Vs Peer Group			CAP and Cumulative TSR
Tabular List, Table
In our assessment, the most important financial performance measures used to link CAP, as calculated in accordance with the SEC rules, to our NEOs in 2023 to our performance were:

•	ROAA;

•	ROAE and

•	Efficiency ratio.

Total Shareholder Return Amount			$ 96.63	101.06	96.62	82.01
Peer Group Total Shareholder Return Amount			114.99	107.54	128.28	90.81
Net Income (Loss)			$ 134,957,000	$ 133,666,000	$ 154,323,000	$ 74,854,000
Company Selected Measure Amount			0.0095	0.0094	0.0108	0.0058
SalaryforServiceasCEO			$ 270,769
SalaryforServicePriortoBecomingCEO			$ 258,779
Measure:: 1
Pay vs Performance Disclosure
Name			ROAA
Measure:: 2
Pay vs Performance Disclosure
Name			ROAE
Measure:: 3
Pay vs Performance Disclosure
Name			Efficiency ratio
Mr. Seiffert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 802,002	$ 1,688,530	$ 1,558,296
PEO Actually Paid Compensation Amount				580,603	$ 1,758,462	1,498,796
PEO Name		Mr. Seiffert’s			Mr. Seiffert’s
Mr. Torchio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,932,963	1,190,891
PEO Actually Paid Compensation Amount			$ 1,897,705	1,255,743
PEO Name	Mr. Torchio’s		Mr. Torchio’s
PEO | Mr. Seiffert [Member] | Change In Actuarial Present Values Reported Under The Change In Pension Value And Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	0	$ (137,564)	(145,802)
PEO | Mr. Seiffert [Member] | Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	125,912	123,751
PEO | Mr. Seiffert [Member] | Prior Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Seiffert [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(460,279)	(196,620)	(112,358)
PEO | Mr. Seiffert [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year-End, Determined As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	165,456	142,627
PEO | Mr. Seiffert [Member] | Fair Value From Prior Year-End To Current Year-End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	47,665	(76,589)
PEO | Mr. Seiffert [Member] | Fair Value Of Awards Granted During Year That Vested During Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	273,656	36,252	16,390
PEO | Mr. Seiffert [Member] | Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(46,666)	7,331	(23,366)
PEO | Mr. Seiffert [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Seiffert [Member] | Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	11,890	21,500	15,847
PEO | Mr. Seiffert [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(221,399)	69,932	(59,500)
PEO | Mr. Torchio [Member] | Change In Actuarial Present Values Reported Under The Change In Pension Value And Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(107,523)	(13,422)	0	0
PEO | Mr. Torchio [Member] | Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			107,191	34,469	0	0
PEO | Mr. Torchio [Member] | Prior Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Torchio [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(511,417)	(151,159)	0	0
PEO | Mr. Torchio [Member] | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year-End, Determined As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			521,964	176,755	0	0
PEO | Mr. Torchio [Member] | Fair Value From Prior Year-End To Current Year-End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,149)	13,591	0	0
PEO | Mr. Torchio [Member] | Fair Value Of Awards Granted During Year That Vested During Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Torchio [Member] | Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,238)	(6,270)	0	0
PEO | Mr. Torchio [Member] | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Torchio [Member] | Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,914	10,888	0	0
PEO | Mr. Torchio [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,258)	64,852	0	0
Non-PEO NEO | Change In Actuarial Present Values Reported Under The Change In Pension Value And Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(61,817)	(5,165)	(37,407)	(112,070)
Non-PEO NEO | Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,572	34,476	49,157	50,293
Non-PEO NEO | Prior Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(290,466)	(163,187)	(109,081)	(63,358)
Non-PEO NEO | Fair Value Of Awards Granted During Year That Remain Unvested As Of Year-End, Determined As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			292,849	187,724	92,029	80,413
Non-PEO NEO | Fair Value From Prior Year-End To Current Year-End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,268)	13,133	30,379	(58,861)
Non-PEO NEO | Fair Value Of Awards Granted During Year That Vested During Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	19,836	9,251
Non-PEO NEO | Fair Value From Prior Year-End To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,337)	(7,086)	4,978	(22,080)
Non-PEO NEO | Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,041	11,409	13,092	10,620
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (64,426)	$ 71,304	$ 62,983	$ (105,792)